4. STOCKHOLDERS' DEFICIT (Details 0) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Deficit Details 0
Public Offering - Issuance - For Cash	3,999,999	8,985,410
Public Offering - Issuance - For Debt Repayment		7,800,005
Reg. S - New Issuance - For Cash		651,042
Series B Conversion		2,311,089
Series B Dividends		342,389
Commitment Shares / 2014 Senior Convertible Notes		321,820
2014 Senior Convertible Note		2,783,959
Option Exercised	(198,854)	242,439	(580,540)
Warrant Exercised		200,000
Board Compensation		771,740
Restricted Shares CEO 2014		2,000,000
Total	7,834,327	26,409,893